SEGMENT REPORTING	12 Months Ended
Dec. 31, 2013
SEGMENT REPORTING

22. SEGMENT REPORTING

Operating segments are components of an enterprise for which separate financial information is available and are regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance.

The Company has two reportable segments based on its major lines of businesses: Laboratory Services and Manufacturing Services. The Laboratory Services segment provides services for pharmaceutical, biotechnology and medical device companies. The Manufacturing Services segment produces advanced intermediates and active pharmaceutical ingredients (“APIs”) for use by pharmaceutical companies in preclinical and clinical trials of small-molecule products and for commercial products, as well as the production of biologics. Each operating segment derives its revenues from the sale of services or products, and each is the responsibility of a member of the senior management of the Company who has knowledge of product- and service-specific operational risks and opportunities. The Company’s chief operating decision makers have been identified as the Board of Directors, which reviews the results of the two operating segments when making decisions about allocating resources and assessing the performance of the Company.

In the first quarter of 2012, the Company implemented a change in the reporting of Process Chemistry revenues, including them in Manufacturing Services, while they were previously recorded in Laboratory Services. Process Chemistry develops processes for making APIs and is more closely related to Manufacturing Services. These revenues amounted to $20.4 million and cost of revenues amounted to $12.7 million for fiscal year 2011. These amounts were included in Laboratory Services in previous periods and have been reclassified in the accompanying financial statements to conform to current-year classification. This change had no effect on the reported amounts of total revenues, gross margin, net income or cash flow from operations for any period presented.

The following table summarizes the selected revenue and expense information for each reportable segment:

Years Ended December 31:
2011	Laboratory Services	Manufacturing Services	Total
Net revenues from external customers	$311,638	$95,539	$407,177
Cost of revenues	(184,882)	(65,851)	(250,733)

Gross profit	$126,756	$29,688	$156,444

2012	Laboratory Services	Manufacturing Services	Total
Net revenues from external customers	$382,890	117,022	$499,912
Cost of revenues	(235,148)	(81,526)	(316,674)

Gross profit	$147,742	35,496	$183,238

2013	Laboratory Services	Manufacturing Services	Total
Net revenues from external customers	$430,853	147,229	$578,082
Cost of revenues	(264,370)	(102,148)	(366,518)

Gross profit	$166,483	45,081	$211,564

The following table summarizes the Company’s revenues by geographic region determined according to the location of customers:

	Year Ended December 31,
	2011	2012	2013
United States	$271,346	$328,301	$373,979
Europe	44,730	82,531	78,775
Other countries	91,383	89,508	126,337

Gross revenues	$407,459	$500,340	$579,091
Sales tax	(282)	(428)	(1,009)

Net revenues	$407,177	$499,912	$578,082

The following table summarizes the Company’s net revenues generated by business line:

	Year Ended December 31,
	2011	2012	2013
Chemistry and Discovery	$158,763	$179,224	$194,836
Development Services	10,196	25,559	36,487
Testing	62,387	88,461	107,356
U.S.-Based Laboratory Services	80,292	89,646	92,174
Manufacturing	95,539	117,022	147,229

Net revenues	$407,177	$499,912	$578,082

The following table summarizes the Company’s long-lived assets by geographic region determined according to the location of the assets:

	December 31,
	2012	2013
PRC	$246,816	$262,679
United States	17,565	16,575

Total	$264,381	$279,254